Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense and Statements of Operations and Comprehensive Loss - Share-Based Payment Arrangement [Member] - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Based Compensation Expense and Statements of Operations and Comprehensive Loss [Abstract]
Loss from discontinued operations, net of tax			$ 2,376	$ 470
Total stock-based compensation expense	$ 1,341	$ 270	5,199	903
Cost of revenues [Member]
Schedule of Stock Based Compensation Expense and Statements of Operations and Comprehensive Loss [Abstract]
Share based compensation expense gross	27	11	84	22
Sales and marketing [Member]
Schedule of Stock Based Compensation Expense and Statements of Operations and Comprehensive Loss [Abstract]
Share based compensation expense gross	216	94	487	168
General and administrative [Member]
Schedule of Stock Based Compensation Expense and Statements of Operations and Comprehensive Loss [Abstract]
Share based compensation expense gross	$ 1,098	$ 165	$ 2,252	$ 243